Statement of Changes in Parent's Equity in Unit and Consolidated Statement of Stockholders' Equity (Parenthetical) (Successor)	3 Months Ended
Dec. 31, 2011
Warrants issued	9,800
Common stock issued, date	Dec. 20, 2011
Recapitalization transaction
Warrants issued	1,064
Common stock issued, date	Sep. 29, 2011
Private Placement
Warrants issued	430,500
Common stock issued, date	Sep. 29, 2011
Purchase of IM Licensing Business
Common stock issued, date	Sep. 29, 2011
Acquisition of Earthbound contract in connection with purchase of IM Licensing Business
Common stock issued, date	Sep. 29, 2011